Accumulated Other Comprehensive Income - Summary of Income Tax Benefit (Obligation) to Component of Other Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Equity [Abstract]
Balance, beginning of year	$ (13)	$ 12	$ (15)
Net unrealized loss (gain)	11	(30)	18
Reclassification of net gain to net income	6	5	9
Balance, end of year	4	(13)	12
Balance, beginning of year	36	24	1
Net unrealized (gain) loss	(21)	15	25
Reclassification of net loss to net income	(1)	(3)	(2)
Balance, end of year	14	36	24
Total income tax benefit	$ 18	$ 23	$ 36